UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund:  BlackRock Municipal Income Trust II (BLE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,636,216
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	579,652
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,438,180
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,845,098

		7,499,146
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,301,620
5.00%, 12/01/37	1,000	1,114,170

		7,415,790
California — 11.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	2,480	2,896,070
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,157,720
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,531,612
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	395	401,901
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	173,731
5.25%, 8/15/49	395	427,789
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,655	1,731,262
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,331,870
5.25%, 5/15/39	860	968,867
Municipal Bonds	Par (000)	Value
California (concluded)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$380	$456,209
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	9,710	115,258
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,392,120
0.00%, 8/01/43	2,500	703,850
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,132,979
6.50%, 4/01/33	10,645	12,741,959
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	920,304
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,541,235

		39,624,736
Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,642,243
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	925	971,222
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	1,375	1,392,683

		5,006,148
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,105,962
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,421,462

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$4,275	$4,649,661

		6,071,123
District of Columbia — 5.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	949,535
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	4,072,607
6.75%, 5/15/40	11,500	11,500,460
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	595,513
5.25%, 10/01/44	2,000	2,214,960

		19,333,075
Florida — 5.6%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,567,839
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,781,999
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	920	993,922
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,133,020
Series A-1, 5.38%, 10/01/41	1,255	1,412,892
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,614,000
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	3,300	4,310,460
Municipal Bonds	Par (000)	Value
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	$1,895	$1,413,765

		20,227,897
Georgia — 1.4%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	2,870	3,220,513
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	630,991
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,034,618

		4,886,122
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,673,614
Illinois — 21.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,681,450
Series C, 6.50%, 1/01/41	6,430	7,741,270
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,510	1,441,884
5.00%, 1/01/34	3,050	2,904,393
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	4,859,231
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	895	940,153
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	3,485	3,218,258
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,210,087
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,241,710
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	949,222

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	$1,060	$1,167,961
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	2,005,570
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	455,036
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.50%, 6/15/15 (a)	3,055	3,092,515
5.50%, 6/15/30	7,445	7,547,815
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,815	3,136,923
Senior, Series C, 5.00%, 1/01/37	3,005	3,338,345
Series A, 5.00%, 1/01/38	2,520	2,747,153
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	6,911,753
Series B-2, 5.00%, 6/15/50	2,725	2,782,116
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	604,240
6.00%, 6/01/28	1,255	1,481,590
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,655,974
Series A, 5.00%, 4/01/35	2,500	2,538,725
Series A, 5.00%, 4/01/38	3,885	3,922,374
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	762,282
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	946,998
5.00%, 4/01/44	1,050	1,152,060

		78,437,088
Indiana — 4.5%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	675	695,783
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	1,021,833
7.00%, 1/01/44	3,535	4,300,752
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$3,510	$4,009,192
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	507,970
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,685,123
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	1,016,464
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,375,284
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,513,598

		16,125,999
Iowa — 2.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,119,092
5.50%, 12/01/22	2,550	2,715,674
5.25%, 12/01/25	500	555,340
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,500	1,596,345
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	2,728,242

		8,714,693
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,157,552

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	$1,280	$877,632

		2,035,184
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,379,817
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,245,926
5.25%, 5/15/31	935	1,045,798
5.25%, 5/15/32	1,195	1,357,950
5.25%, 5/15/33	1,300	1,446,237
5.25%, 5/15/35	545	609,038

		10,084,766
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	510,031
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,240	1,372,172
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,666,688

		4,548,891
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,530	1,576,711
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	$955	$1,066,343

		2,643,054
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,157,057
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,671,645
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	983,315
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,406,051

		10,218,068
Missouri — 2.2%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	6,010,080
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	303,352
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,218,332
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	287,817

		7,819,581
Multi-State — 2.0%
Centerline Equity Issuer Trust (b)(g):
Series A-4-2, 6.00%, 5/15/19	3,500	3,957,030

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State (concluded)
Centerline Equity Issuer Trust (b)(g) (concluded):
Series B-3-2, 6.30%, 5/15/19	$3,000	$3,421,650

		7,378,680
Nebraska — 1.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	1,570	1,680,182
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	895	989,709
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	1,025	1,154,140
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,360,636
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,786,859

		6,971,526
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,551,595
New Jersey — 7.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,100	1,155,847
5.25%, 11/01/44	860	905,004
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	2,130	2,328,601
5.25%, 9/15/29	2,130	2,317,099
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,247,248
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	2,160	2,356,128
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,760	3,776,206
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.25%, 6/15/36	$2,690	$2,755,636
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	636,211

		25,477,980
New York — 9.6%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (h)	6,700	7,228,161
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	2,989,808
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	2,000	2,040,600
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	901	981,406
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,911,116
5.25%, 11/15/39	910	1,035,325
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,515,612
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	5,300	5,408,014
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	365	390,952
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	910	983,164
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,208,460

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	$1,145	$1,183,896
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Special Project, Series 8:
6.00%, 12/01/36	1,410	1,651,279
6.00%, 12/01/42	1,635	1,914,781
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	2,500	2,349,050

		34,791,624
North Carolina — 3.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,503,120
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,060,930
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,701,564
North Carolina Medical Care Commission, Refunding RB:
1st Mortage, Aldersgate, 6.25%, 7/01/35	1,530	1,659,056
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	719,750

		11,644,420
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,798,856
Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	$710	$780,688
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,247,216
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	870	915,014

		8,741,774
Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,605,250
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,320	1,400,995
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,314,845
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,297,088

		7,618,178
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	2,850	2,749,908
South Carolina — 2.4%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,957,592
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	4,170	4,702,967

		8,660,559
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,605,284

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 14.3%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	$2,400	$234,000
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,350	2,725,154
Sub-Lien, 5.00%, 1/01/33	390	422,058
Central Texas Transportation Commission Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	630	671,196
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	724,052
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,885,042
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,867,608
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	485,838
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,793,020
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	485	574,871
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	8,065,697
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,177,015
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	325	398,135
6.00%, 8/15/45	4,085	4,860,701
North Texas Tollway Authority, Refunding RB:
2nd Tier System, Series F, 6.13%, 1/01/16 (a)	6,790	7,018,008
Series A, 5.00%, 1/01/35	1,245	1,367,234
Series A, 5.00%, 1/01/38	995	1,085,157
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$3,000	$3,605,160
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,656,305

		51,616,251
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,035	905,449
3.25%, 10/15/42	1,660	1,383,129

		2,288,578
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,918,057
6.00%, 1/01/37	3,180	3,656,873

		5,574,930
Washington — 2.3%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,575,049
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,807,031

		8,382,080
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	1,005,059
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,813,897

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	$800	$874,744
5.50%, 1/01/38	750	820,072

		5,508,713
Total Municipal Bonds — 123.5%		446,038,076

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,654,607
California — 5.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	2,850	3,177,237
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	10,335	11,655,606
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,530	2,756,891
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,111,094

		19,700,828
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	4,230	4,476,186
Series C-7, 5.00%, 9/01/36	2,710	2,869,077

		7,345,263
Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,542,654
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, Yale University (concluded):
Series X-3, 4.85%, 7/01/37	$5,143	$5,498,100

		11,040,754
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,109,361
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,743,354
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	2,219	2,507,194
New York — 9.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,967,600
Series HH, 5.00%, 6/15/31 (j)	9,149	10,399,295
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,997,532
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,316,287
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	7,040	8,120,218

		35,800,932
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,924,431
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,128,679

8	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas (concluded)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$3,346	$3,785,808

		10,838,918
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,957	4,320,792
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,507,982
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,280,668
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	8,113	9,054,636

		12,335,304
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.5%		120,905,289
Total Long-Term Investments (Cost — $524,571,863) — 157.0%		566,943,365

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (k)(l)	8,590,031	$8,590,031
Total Short-Term Securities (Cost — $8,590,031) — 2.4%		8,590,031
Total Investments (Cost — $533,161,894*) — 159.4%		575,533,396
Other Assets Less Liabilities — 1.5%		5,645,709
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(68,706,627)
VMTP Shares, at Liquidation Value — (41.9)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$361,172,478

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$465,231,912

Gross unrealized appreciation		$47,463,356
Gross unrealized depreciation		(5,853,471)

Net unrealized appreciation		$41,609,885

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $14,496,557.

(k)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
FFI Institutional Tax-Exempt Fund	7,457,326	1,132,705	8,590,031	$1,692

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(188)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$24,005,250	$(95,780)

10	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$566,943,365	—	$566,943,365
Short-Term Securities	$8,590,031	—	—	8,590,031

Total	$8,590,031	$566,943,365	—	$575,533,396

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(95,780)	—	—	$(95,780)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$253,800	—	—	$253,800
Liabilities:
TOB Trust Certificates	—	$(68,691,599)	—	(68,691,599)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$253,800	$(219,991,599)	—	$(219,737,799)

During the period ended May 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2015